INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets
Carrying Amount	$ 452	$ 467
Accumulated Amortization	359	360
Net	93	107
Amortization expense	30	30	35
Estimated future amortization expense
2012	24
2013	20
2014	13
2015	5
2016	4
Patents, trademarks and technology
Intangible Assets
Carrying Amount	363	363
Accumulated Amortization	307	286
Net	56	77
Licenses and other agreements
Intangible Assets
Carrying Amount	39	25
Accumulated Amortization	14	12
Net	25	13
Non-compete agreements
Intangible Assets
Carrying Amount	2	2
Accumulated Amortization	2	2
Other intangibles
Intangible Assets
Carrying Amount	48	77
Accumulated Amortization	36	60
Net	$ 12	$ 17